INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Associates (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of associates [line items]
Number of shares issued		1,021,903,623		1,021,903,623
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment		$ 15	$ 21
China Oriental
Disclosure of associates [line items]
Proportion of ownership interest in associate		37.00%		39.00%
Number of shares issued	192,000,000
Net gain (loss) on disposal of subsidiaries	$ (20)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ 8